Fixed assets - Other intangible assets - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 1,895	€ 1,893	€ 3,007
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 200	€ 318	€ 1,521